TRANSACTIONS - Narrative (Details) (USD $)	12 Months Ended					4 Months Ended								9 Months Ended	12 Months Ended
	Dec. 27, 2013 Majority Shareholder	Sep. 07, 2012 ABL Facility Line of Credit	Jun. 27, 2012 OpCo Notes	Jun. 21, 2012 OpCo Notes	Nov. 30, 2010 OpCo Notes	Dec. 28, 2012 HoldCo Notes	Sep. 07, 2012 HoldCo Notes	Sep. 07, 2012 Merger Agreement	Dec. 28, 2012 Merger Agreement Stock Options	Sep. 07, 2012 Merger Agreement Stock Options	Sep. 07, 2012 GSCP Parties Merger Agreement	Sep. 07, 2012 P2 Parties Merger Agreement	Sep. 07, 2012 Certain Members of Management Merger Agreement	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Sep. 07, 2012 Predecessor Terminated Asset-Based Revolving Credit Facility Revolving Credit Facility
Business Acquisition [Line Items]
Percentage of common stock owned after merger											84.00%	14.00%	2.00%
Stated share price for merger agreement (in dollars per share)								$ 25.5
Shares Rolled into Company from Partner								927,386
Merger option exchange ratio									10
Merger option exchange fair value										$ 255.00
Debt, face amount		$ 275,000,000			$ 300,000,000		$ 365,000,000									$ 225,000,000
Proceeds from issuance of long-term debt						365,000,000								0	0
Aggregate consent payment				1,500,000
Stated interest rate				7.50%	7.00%
Aggregate principle consent amount			296,300,000
Percent of principal amount outstanding of consent solicitation			98.80%
Expenses from transactions with related party	$ 10,900,000